CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - CNY (¥) ¥ in Thousands	Common Stock [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive (loss)/income	Accumulated deficit	Total GDS Holdings Limited shareholders' equity	Non- controlling interests	Total
Balance at Dec. 31, 2019	¥ 412	¥ 12,403,043	¥ (52,684)	¥ (2,057,190)	¥ 10,293,581		¥ 10,293,581
Balance (in shares) at Dec. 31, 2019	1,216,432,715
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Loss for the year				(666,407)	(666,407)		(666,407)
Other comprehensive loss			(386,951)		(386,951)		(386,951)
Total comprehensive loss			(386,951)	(666,407)	(1,053,358)		(1,053,358)
Issuance of ordinary shares	¥ 84	15,974,433			15,974,517		15,974,517
Issuance of shares (in shares)	246,153,848
Shares issued to depository bank	¥ 11	(11)
Shares issued to depository bank (in shares)	32,592,288
Conversion of convertible bonds		65			65		65
Conversion of convertible bonds (in shares)	1,544
Accretion to redemption value of redeemable non-controlling interests		(18,627)			(18,627)		(18,627)
Redeemable preferred shares dividends		(52,709)			(52,709)		(52,709)
Share-based compensation		333,686			333,686		333,686
Exercise of share options		78,748			78,748		¥ 78,748
Exercise of share options (in shares)	14,222,096						14,222,096
Vesting of restricted shares (in shares)	12,494,104
Settlement of liability-classified restricted share award		10,089			10,089		¥ 10,089
Settlement of liability-classified restricted shares award (in shares)	190,536
Settlement of share options and restricted share awards with shares held by depository bank (in shares)	(26,906,736)
Balance at Dec. 31, 2020	¥ 507	28,728,717	(439,635)	(2,723,597)	25,565,992		25,565,992
Balance (in shares) at Dec. 31, 2020	1,495,180,395
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Loss for the year				(1,187,218)	(1,187,218)	¥ (1,403)	(1,187,218)
Loss for the year							(1,188,621)
Other comprehensive loss			(159,551)		(159,551)	(163)	(159,714)
Total comprehensive loss			(159,551)	(1,187,218)	(1,346,769)	(1,566)	(1,346,769)
Total comprehensive loss							(1,348,335)
Accretion to redemption value of redeemable non-controlling interests		(77,644)			(77,644)		(77,644)
Redeemable preferred shares dividends		(49,073)			(49,073)		(49,073)
Acquisition of subsidiaries						56,519	56,519
Capital contribution from non-controlling shareholders						17,147	17,147
Acquisition of non-controlling interests		(25,267)			(25,267)	(39,846)	(65,113)
Sales of non-controlling interest of a subsidiary while retaining control		2,093			2,093	26,919	29,012
Share-based compensation		391,275			391,275		391,275
Exercise of share options		2,082			2,082		¥ 2,082
Exercise of share options (in shares)	407,000						407,000
Vesting of restricted shares (in shares)	12,453,824
Settlement of liability-classified restricted share award		11,147			11,147		¥ 11,147
Settlement of liability-classified restricted shares award (in shares)	178,280
Settlement of share options and restricted share awards with shares held by depository bank (in shares)	(13,039,104)
Balance at Dec. 31, 2021	¥ 507	28,983,330	(599,186)	(3,910,815)	24,473,836	59,173	24,533,009
Balance (in shares) at Dec. 31, 2021	1,495,180,395
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Loss for the year				(1,268,890)	(1,268,890)	3,427	(1,268,890)
Loss for the year							(1,265,463)
Other comprehensive loss			(249,174)		(249,174)	1,665	(247,509)
Total comprehensive loss			(249,174)	(1,268,890)	(1,518,064)	5,092	(1,518,064)
Total comprehensive loss							(1,512,972)
Shares issued to depository bank	¥ 9	(9)
Shares issued to depository bank (in shares)	29,252,600
Accretion to redemption value of redeemable non-controlling interests		(10,801)			(10,801)		(10,801)
Adjustment to the redemption value of redeemable non-controlling interests		(178,982)			(178,982)		(178,982)
Redeemable preferred shares dividends		(51,212)			(51,212)		(51,212)
Capital contribution from non-controlling shareholders						10,362	10,362
Sales of non-controlling interest of a subsidiary while retaining control		1,738			1,738	41,967	43,705
Share-based compensation		290,815			290,815		290,815
Vesting of restricted shares (in shares)	4,555,720
Settlement of liability-classified restricted share award		13,719			13,719		13,719
Settlement of liability-classified restricted shares award (in shares)	460,272
Settlement of share options and restricted share awards with shares held by depository bank (in shares)	(5,015,992)
Other (in shares)	(4)
Balance at Dec. 31, 2022	¥ 516	¥ 29,048,598	¥ (848,360)	¥ (5,179,705)	¥ 23,021,049	¥ 116,594	¥ 23,137,643
Balance (in shares) at Dec. 31, 2022	1,524,432,991